TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Tax Status [Line Items]
TAX STATUS

NOTE E - TAX STATUS

The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated September 1, 2022, that the Plan, including amendments made through November 8, 2021, and related trust are designed in accordance with applicable sections of the Code. The Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the Code and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt.